Research and development expenses (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Research and development expenses
Labour	$ 1,469,492	$ 1,265,310	$ 3,927,296	$ 3,606,535
Materials	583,874	2,003,246	1,572,734	3,602,274
Government grants		(1,800)		(382,993)
Research and development expenses	$ 2,053,366	$ 3,266,756	$ 5,500,030	$ 6,825,816